WESTCORE SMALL-CAP GROWTH FUND
WESTCORE SMALL-CAP GROWTH FUND
Investment Objective
The Westcore Small-Cap Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in small-capitalization growth companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WESTCORE SMALL-CAP GROWTH FUND - USD ($)	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount of shares redeemed or exchanged within 90 calendar days from their date of purchase)	2.00%	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WESTCORE SMALL-CAP GROWTH FUND		Retail Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	none
Other Expenses		3.96%	1.21%
Total Annual Fund Operating Expenses		4.96%	2.21%
Fee Waiver and Expense Reimbursement	[1]	(3.66%)	(1.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	1.30%	1.05%
[1]	Denver Investments (the "Adviser") has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2016 until at least April 30, 2017. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund's Financial Highlights, will be no more than 1.30% for the Fund's Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to April 30, 2017 without the approval of the Board of Trustees..

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WESTCORE SMALL-CAP GROWTH FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	132	1,161	2,191	4,769
Institutional Class	107	579	1,078	2,450

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies of the Fund
•	The Fund emphasizes investments in small companies that the portfolio management team believes to have attractive growth prospects for earnings and/or cash flows.
•	Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-capitalization companies.
•	The Fund currently considers “small-capitalization companies” to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Growth Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on June 26, 2015 the benchmark capitalization range was $114 million to $4.7 billion. Please note that these market capitalization measures will fluctuate over time.
•	The team implements an investment strategy primarily through independent “bottom-up” fundamental research. The team constructs a portfolio designed to generate alpha, or risk-adjusted excess return relative to the Fund’s benchmark, primarily through stock selection.
•	The team uses a proprietary discounted cash flow (DCF) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes – to understand what assumptions are implied in a stock’s current price, and to generate an expected value for each stock, based on the team’s internally generated forecasts.
•	With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.
•	The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
•	Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
•	Risk of Loss: You could lose money by investing in the Fund.
•	Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•	Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.
•	Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

Bar Charts and Performance Tables

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one year and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 12/31/2014 9.13% Lowest Quarterly Return: 9/30/2015 (12.95)%
Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class; after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - WESTCORE SMALL-CAP GROWTH FUND	1 Year	Since Inception	Inception Date
Retail Class	(4.77%)	0.09%	Dec. 20, 2013
Retail Class | Return After Taxes on Distributions	(4.79%)	0.08%	Dec. 20, 2013
Retail Class | Return After Taxes on Distributions and Sale of Fund Shares	(2.68%)	0.07%	Dec. 20, 2013
Institutional Class	(4.37%)	0.48%	Dec. 20, 2013
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) - Retail	(1.38%)	2.86%	Dec. 20, 2013
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) - Institutional	(1.38%)	2.86%	Dec. 20, 2013